Average Annual Total Returns (Vanguard Short-Term Treasury Fund Participant)	Vanguard Short-Term Treasury Fund Vanguard Short-Term Treasury Fund - Investor Shares 2/1/2014 - 1/31/2015	Barclays U.S. 1-5 Year Treasury Bond Index Vanguard Short-Term Treasury Fund Vanguard Short-Term Treasury Fund - Investor Shares 2/1/2014 - 1/31/2015
Average Annual Returns for Periods Ended December 31, 2014
One Year	0.71%	1.17%
Five Years	1.24%	1.79%
Ten Years	2.74%	3.09%